ORGANIZATION AND DESCRIPTION OF THE BUSINESS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF SECURITIES PURCHASE AGREEMENT

On April 28, 2024, the Company and the Purchaser entered into an Omnibus Amendment Agreement No. 1 (the “Amendment”), which amended the SPA to, adjust the closings which were to take place under the SPA as follows:

#	Initial Stated Value of Preferred Stock to be issued by installment	Warrants to be issued	Closing Date	Aggregate Purchase Price by installment (USD)
Initial Closing	$550,000	220,000	Initial Closing Date	$500,000 (“Initial Closing Amount”)
Second Closing	$275,000	-	On or before June 30, 2024 (the “Second Closing Date”)	$250,000 (“Second Closing Amount”)
Third Closing	$825,000	100,000	On or before June 30, 2024	$750,000 (“Third Closing Amount”)
Fourth Closing	$1,100,000	-	Such date as is no later than 180 days (the “Fourth Closing Date”) after the shares of common stock issuable in respect of the Series B Preferred Stock sold in each of the Initial Closing, Second Closing, the Third Closing, and the Fourth Closing have been registered under the Securities Act of 1933, as amended (the “Securities Act”), subject to any limitations pursuant to Rule 415	$1,000,000.00 (the “Fourth Closing Amount”)
Total	$2,750,000	320,000		$2,500,000

On April 28, 2024, the Company and the Purchaser entered into an Omnibus Amendment Agreement No. 1 (the “Amendment”), which amended the SPA to, adjust the closings which were to take place under the SPA as follows:

#	Initial Stated Value of Preferred Stock to be issued by installment	Warrants to be issued	Closing Date	Aggregate Purchase Price by installment (USD)
Initial Closing	$550,000	220,000	Initial Closing Date	$500,000 (“Initial Closing Amount”)
Second Closing	$275,000	-	On or before June 30, 2024 (the “Second Closing Date”)	$250,000 (“Second Closing Amount”)
Third Closing	$825,000	100,000	On or before June 30, 2024	$750,000 (“Third Closing Amount”)
Fourth Closing	$1,100,000	-	Such date as is no later than 180 days (the “Fourth Closing Date”) after the shares of common stock issuable in respect of the Series B Preferred Stock sold in each of the Initial Closing, Second Closing, the Third Closing, and the Fourth Closing have been registered under the Securities Act of 1933, as amended (the “Securities Act”), subject to any limitations pursuant to Rule 415	$1,000,000.00 (the “Fourth Closing Amount”)
Total	$2,750,000	320,000		$2,500,000